AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Aluminum — 0.3%
Alcoa Corp.	17,897	$690,466
Coal & Consumable Fuels — 1.8%
Cameco Corp. (Canada)	64,212	3,066,765
Uranium Energy Corp.*(a)	166,100	1,031,481
		4,098,246
Construction & Engineering — 0.6%
Quanta Services, Inc.	4,800	1,431,120
Construction Materials — 0.9%
Vulcan Materials Co.	7,595	1,902,016
Copper — 2.0%
Freeport-McMoRan, Inc.	69,527	3,470,788
Southern Copper Corp. (Mexico)(a)	8,414	973,247
		4,444,035
Diversified Chemicals — 1.2%
BASF SE (Germany)	26,336	1,395,884
Huntsman Corp.	49,959	1,209,008
		2,604,892
Diversified Metals & Mining — 4.7%
BHP Group Ltd. (Australia)	122,051	3,789,215
Glencore PLC (Australia)*	270,937	1,551,562
Ivanhoe Electric, Inc.*	83,195	703,830
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	59,919	891,398
MP Materials Corp.*(a)	67,700	1,194,905
Pilbara Minerals Ltd. (Australia)*(a)	169,886	382,121
Teck Resources Ltd. (Canada)(Class B Stock)	38,272	1,999,329
		10,512,360
Electric Utilities — 2.9%
FirstEnergy Corp.	24,346	1,079,745
NextEra Energy, Inc.	31,913	2,697,606
PG&E Corp.	55,591	1,099,034
Southern Co. (The)	17,762	1,601,777
		6,478,162
Electrical Components & Equipment — 1.3%
Hubbell, Inc.	3,405	1,458,532
Schneider Electric SE	5,104	1,345,455
		2,803,987
Fertilizers & Agricultural Chemicals — 1.4%
CF Industries Holdings, Inc.(a)	24,850	2,132,130
Mosaic Co. (The)	39,357	1,053,981
		3,186,111
Forest Products — 2.0%
Louisiana-Pacific Corp.	19,681	2,114,920
West Fraser Timber Co. Ltd. (Canada)	23,995	2,337,847
		4,452,767
	Shares	Value
Common Stocks (continued)
Gold — 3.3%
Agnico Eagle Mines Ltd. (Canada)	18,397	$1,482,062
Alamos Gold, Inc. (Canada) (Class A Stock)	106,147	2,116,571
Artemis Gold, Inc. (Canada)*	24,100	231,119
De Grey Mining Ltd. (Australia)*	400,105	381,381
Franco-Nevada Corp. (Canada)	11,893	1,477,161
Osisko Gold Royalties Ltd. (Canada)	80,664	1,494,054
Skeena Resources Ltd. (Canada)*	26,300	223,437
		7,405,785
Heavy Electrical Equipment — 1.1%
GE Vernova, Inc.*	9,519	2,427,155
Industrial Gases — 5.0%
Air Liquide SA (France)	17,939	3,464,205
Linde PLC	16,040	7,648,834
		11,113,039
Industrial Machinery — 0.7%
Stanley Black & Decker, Inc.	13,839	1,524,089
Integrated Oil & Gas — 19.8%
BP PLC, ADR	67,337	2,113,708
Chevron Corp.	38,746	5,706,123
Equinor ASA (Norway)	79,204	2,003,757
Exxon Mobil Corp.	120,296	14,101,097
Galp Energia SGPS SA (Portugal)	146,672	2,745,310
Shell PLC	229,422	7,442,849
Suncor Energy, Inc. (Canada)	102,984	3,801,221
TotalEnergies SE (France)	96,820	6,287,041
		44,201,106
Metal & Glass Containers — 0.9%
Ball Corp.(a)	28,266	1,919,544
Multi-Utilities — 0.8%
Ameren Corp.	9,907	866,466
Dominion Energy, Inc.	17,483	1,010,343
		1,876,809
Oil & Gas Drilling — 0.5%
Noble Corp. PLC(a)	33,901	1,225,182
Oil & Gas Equipment & Services — 7.7%
Atlas Energy Solutions, Inc.(a)	51,010	1,112,018
Baker Hughes Co.	76,692	2,772,416
Expro Group Holdings NV*	59,776	1,026,354
Halliburton Co.	49,849	1,448,113
Kodiak Gas Services, Inc.	26,991	782,739
Schlumberger NV	105,688	4,433,612
TechnipFMC PLC (United Kingdom)	120,509	3,160,951
Tenaris SA, ADR	36,707	1,166,915
Weatherford International PLC	14,700	1,248,324
		17,151,442
Oil & Gas Exploration & Production — 17.2%
Canadian Natural Resources Ltd. (Canada)	148,796	4,940,980
Chesapeake Energy Corp.(a)	24,189	1,989,545
ConocoPhillips	89,879	9,462,461
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AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production (cont’d.)
Diamondback Energy, Inc.	22,582	$3,893,137
EOG Resources, Inc.	43,945	5,402,159
EQT Corp.(a)	81,795	2,996,969
Hess Corp.	8,703	1,181,867
Kosmos Energy Ltd. (Ghana)*(a)	251,454	1,013,360
Permian Resources Corp.	114,601	1,559,720
Range Resources Corp.	71,081	2,186,451
Southwestern Energy Co.*	333,783	2,373,197
Viper Energy, Inc.(a)	29,203	1,317,347
		38,317,193
Oil & Gas Refining & Marketing — 4.9%
Marathon Petroleum Corp.	32,494	5,293,597
Phillips 66	12,102	1,590,808
Valero Energy Corp.	29,459	3,977,849
		10,862,254
Oil & Gas Storage & Transportation — 7.4%
Enbridge, Inc. (Canada)(a)	144,992	5,888,125
Kinder Morgan, Inc.	48,420	1,069,598
Targa Resources Corp.	26,370	3,903,024
Williams Cos., Inc. (The)	121,173	5,531,547
		16,392,294
Paper Packaging — 1.7%
International Paper Co.(a)	28,682	1,401,116
Packaging Corp. of America	10,687	2,301,980
		3,703,096
Semiconductor Equipment — 0.9%
Entegris, Inc.	9,000	1,012,770
SUMCO Corp. (Japan)	94,300	1,019,943
		2,032,713
Specialty Chemicals — 5.3%
HB Fuller Co.	15,916	1,263,412
International Flavors & Fragrances, Inc.	18,239	1,913,818
RPM International, Inc.	13,953	1,688,313
Sherwin-Williams Co. (The)	10,071	3,843,799
Shin-Etsu Chemical Co. Ltd. (Japan)	75,000	3,134,280
		11,843,622
Steel — 2.5%
Champion Iron Ltd. (Australia)	261,429	1,315,203
Cleveland-Cliffs, Inc.*(a)	103,349	1,319,767
	Shares	Value
Common Stocks (continued)
Steel (cont’d.)
Steel Dynamics, Inc.	12,983	$1,636,896
Warrior Met Coal, Inc.	20,911	1,336,213
		5,608,079

Total Long-Term Investments (cost $199,819,708)		220,207,564
Short-Term Investments — 8.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	1,701,213	1,701,213
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $16,341,017; includes $16,275,705 of cash collateral for securities on loan)(b)(wb)	16,348,366	16,341,827

Total Short-Term Investments (cost $18,042,230)		18,043,040

TOTAL INVESTMENTS—106.9% (cost $217,861,938)		238,250,604

Liabilities in excess of other assets — (6.9)%		(15,287,082)

Net Assets — 100.0%		$222,963,522

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,881,436; cash collateral of $16,275,705 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2